Subsequent Events (Details) - $ / shares	Oct. 24, 2025	Oct. 21, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.000001	$ 0.000001
Subsequent Event
Subsequent Event [Line Items]
Shares issued, price per share	$ 11.5
Price of shares issued in transaction (in USD per share)	$ 18
Percentage of revised exercised price		115.00%
Percentage of redemption price		180.00%
Subsequent Event | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 8.07
Subsequent Event | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares issued, price per share		11.5
Price of shares issued in transaction (in USD per share)		18
Subsequent Event | Common Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Shares issued, price per share		9.28
Price of shares issued in transaction (in USD per share)		$ 14.53